Investment Strategy - F/m US Treasury 3 Month Bill ETF	Feb. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a passively-managed portfolio that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Underlying Index. Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in the component securities of the Underlying Index; provided, however, that in the event that the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, three (3) months from the rebalancing date is not included in the Underlying Index, then the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the most recently auctioned outstanding US Treasury Bill that matures closest to, but not beyond, three (3) months from the rebalancing date.

The Underlying Index

The Underlying Index was established by Bloomberg Finance L.P. (the “Index Provider”) with history backfilled to January 1, 1981. It tracks the most recent or “on-the-run” (“OTR”) three (3) month US Treasury security and is rebalanced on the last day of each month. The Index Provider constructs a single hypothetical security that mirrors the terms, conditions, and pricing of the most recent US Treasury security issued by the U.S. government for the 3 Month issue. The hypothetical security is rolled to the new OTR Treasury security on the day after the treasury auction. On each day of the month, the hypothetical treasury is priced daily as per the OTR Treasury security it holds.

The Underlying Index is calculated and administered by the Index Provider, which is not affiliated with the Fund or the Adviser. Additional information regarding the Underlying Index is available at https:// assets.bbhub.io/professional/sites/27/Bloomberg-Index-Publications-US-Treasury-Bellwether-Indices-20241217.pdf.

The Fund’s investment strategy is to pursue its investment objective. The Fund generally may invest up to 20% of its total assets in securities or other investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index.

The Fund may invest in securities of other affiliated and unaffiliated ETFs registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that invest primarily in Fund eligible investments (collectively, “Underlying Funds”) to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund has elected to be, and intends to continue to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).